Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash	$ 173,537	$ 994,830
Prepayment		3,815
Total Current Assets	173,537	998,645
Non-current assets
Deposit	3,815	3,815
Total Non-Current Assets		3,815
Total Assets	177,352	1,002,460
Liabilities and Equity
Accounts Payable	18,370
Accrued expense	38,100
Other payable		300,000
Due to related party		22,517
Due to shareholder		46,586
Total Liabilities	56,470	369,103
Commitments and Contingencies
Stockholders' equity
Common Stock 360,000,000 authorized at $0.001 par value; shares issued and outstanding 210,821,647 and 166,273,921 at September 30, 2016 and September 30, 2015	210,822	166,274
Additional paid-in capital	4,733,401	1,132,685
Subscription receivable		(350,000)
Accumulated deficit	(4,823,401)	(315,602)
Total equity	120,882	633,357
Total liabilities and equity	$ 177,352	$ 1,002,460